Derivative Financial Instruments (Derivatives And Hedging-Cash Flow Hedges) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	$ (25,216)	$ 4,317	$ (1,937)
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(25,216)	4,317	(1,937)
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Loss Reclassified from Accumulated OCI into Income	$ (2,736)	$ (2,958)	$ (2,958)